Concession Financial and Sector Assets and Liabilities - Schedule of Changes in Concession Financial Assets (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Concession Financial and Sector Assets and Liabilities
Beginning balance	R$ 8,072
Amounts received	(368)	R$ (343)	R$ (331)
Classification as held for sale		(36)
Ending balance	10,070	8,072
Infrastructure [Member]
Concession Financial and Sector Assets and Liabilities
Beginning balance	6,776	5,735	5,049
Transfers from contract assets	996	782	363
Transfers from (to) intangible assets	6
Monetary updating	699	641	654
Disposals	(1)	(2)
Amounts received	(368)	(343)	331
Classification as held for sale		(37)
Ending balance	8,108	6,776	5,735
Energy Distribution [Member] | Infrastructure [Member]
Concession Financial and Sector Assets and Liabilities
Beginning balance	2,714	1,881	1,370
Transfers from contract assets	996	731	363
Transfers from (to) intangible assets
Monetary updating	117	104	148
Disposals	(1)	(2)
Amounts received
Classification as held for sale
Ending balance	3,826	2,714	1,881
Generation [member] | Infrastructure [Member]
Concession Financial and Sector Assets and Liabilities
Beginning balance	3,970	3,816	3,642
Transfers from contract assets
Transfers from (to) intangible assets
Monetary updating	577	534	505
Disposals
Amounts received	(368)	(343)	(331)
Classification as held for sale		(37)
Ending balance	4,179	3,970	3,816
Gas Distribution [Member] | Infrastructure [Member]
Concession Financial and Sector Assets and Liabilities
Beginning balance	92	38	37
Transfers from contract assets		51
Transfers from (to) intangible assets	6
Monetary updating	5	3	1
Disposals
Amounts received
Classification as held for sale
Ending balance	R$ 103	R$ 92	R$ 38